Trade receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade Receivables
Trade receivables include the following:	Trade receivables include the following:
	June 30,	December 31,
€ in thousand	2022	2021
Trade receivables	16,253	44,030
Less: loss allowance of receivables	(2)	(17)
Trade receivables, net	16,251	44,013